SUPPLEMENTAL CONDENSED CONSOLIDATING FINANCIAL INFORMATION (Details) - Narrative	12 Months Ended
Dec. 31, 2020
AngloGold Ashanti Holdings plc (IOMco)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary (in percent)	100.00%